General Information - Consolidated Subsidiaries Acquired or Newly Established (Detail) - Subsidiaries [member]	12 Months Ended
Dec. 31, 2022
POSCO Lithium Solution Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Date of addition	2022-12
Ownership (%)	100.00%
Reason	New establishment
Consus Pf private Real Estate Fund [Member]
Disclosure of subsidiaries [line items]
Date of addition	2022-09
Ownership (%)	66.70%
Reason	New establishment
Senex Holdings PTY LTD and subsidiaries (formerly, K-A Energy 1 PTY LTD)
Disclosure of subsidiaries [line items]
Date of addition	2022-01	[1],[2]
Ownership (%)	50.10%	[1],[2]
Reason	New establishment	[1],[2]
POSCO
Disclosure of subsidiaries [line items]
Date of addition	2022-03
Ownership (%)	100.00%
Reason	Spin-off from the controlling company
Posco International Mexico e-Mobility S.A DE C.V
Disclosure of subsidiaries [line items]
Date of addition	2022-03
Ownership (%)	100.00%
Reason	New establishment
eSteel4U
Disclosure of subsidiaries [line items]
Date of addition	2022-04
Ownership (%)	61.12%
Reason	New establishment
POSCO social investment fund
Disclosure of subsidiaries [line items]
Date of addition	2022-04
Ownership (%)	70.00%
Reason	New establishment
POSCO CHEMICAL CANADA INC
Disclosure of subsidiaries [line items]
Date of addition	2022-06
Ownership (%)	100.00%
Reason	New establishment
POSCO silicon solution co., ltd (formerly, TERA TECHNOS CO., Ltd.)
Disclosure of subsidiaries [line items]
Date of addition	2022-07
Ownership (%)	100.00%
Reason	New addition
ULTIUM CAM GP INC
Disclosure of subsidiaries [line items]
Date of addition	2022-09
Ownership (%)	85.00%
Reason	New establishment
ULTIUM CAM LIMITED PARTNERSHIP
Disclosure of subsidiaries [line items]
Date of addition	2022-09
Ownership (%)	85.00%
Reason	New establishment
POSCO(Wuhan) automotive processing center Co.,Ltd
Disclosure of subsidiaries [line items]
Date of addition	2022-09
Ownership (%)	100.00%
Reason	Spin-off from POSCO(Wuhu)Automotive Processing Center Co., Ltd.
POSCO BRAZIL LTDA
Disclosure of subsidiaries [line items]
Date of addition	2022-10
Ownership (%)	100.00%
Reason	New establishment
POSCO GS eco materials co., ltd
Disclosure of subsidiaries [line items]
Date of addition	2022-10
Ownership (%)	100.00%
Reason	New establishment

[1]	During the year ended December 31, 2022, K-A Energy 1 PTY LTD changed its name to Senex Holdings PTY LTD.
[2]	The subsidiary acquired 100% shares of Senex Energy Limited in April 2022.